NOTE 9 - INCOME TAXES: Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Long-term deferred tax assets
Federal net operating loss carryforwards	$ 508,880	$ 275,274	$ 179,826	$ 416,225
Valuation allowance	(508,880)	(275,274)	(179,826)	(416,225)
Net long-term deferred tax assets	$ 0	$ 0	$ 0	$ 0